CONSOLIDATED BALANCE SHEETS - USD ($)	Nov. 30, 2018	Aug. 31, 2018	Aug. 31, 2017
Current assets
Cash	$ 246,622	$ 774,468	$ 25
Accounts receivable	428	428
Inventory	318,492	53,110
Prepaid expense	30,000	30,000
Total current assets	595,542	858,006	25
Equipment, net of accumulated depreciation of $785 and $530, respectively	4,659	1,937
Trademarks	2,800	2,800	2,800
Total assets	603,001	862,743	2,825
Current liabilities
Accounts payable and accrued expenses	27,266	95,287
Related party payable			16,101
Derivative liability	437,576	537,889
Note payable, current portion	49,500	49,500
Dividends payable	16,767	4,192
Total current liabilities	531,109	686,868	16,101
Commitments and contingencies
Stockholders' equity (deficit)
Common stock to be issued	160,000	160,000
Preferred stock, $0.001 par value; 25,000,000 shares authorized; 8,480,000 and 8,480,000 issued and outstanding as of November 30, 2018 and August 31, 2018, respectively	8,480	8,480
Common stock, $0.001 par value; 200,000,000 shares authorized; 132,637,500 and 132,637,500 shares issued and outstanding as of November 30, 2018 and August 31, 2018, respectively	132,638	132,638	62,638
Additional paid in capital	867,949	867,949	(62,438)
Accumulated deficit	(1,097,175)	(993,191)	(13,476)
Total stockholders' equity (deficit)	71,892	175,875	(13,276)
Total liabilities and stockholders' equity (deficit)	$ 603,001	$ 862,743	$ 2,825